Deferred Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax
Deferred tax assets, Loss carryforwards	€ 10,674
Deferred tax assets, Non-current assets - Intangible assets		(87)
Deferred tax assets, Non-current assets - Tangible assets
Deferred tax assets, Non-current assets - Financial assets
Deferred tax assets, Current assets - Receivables and other assets	59
Deferred tax assets, Non-current liabilities - Provisions		(82)
Deferred tax assets, Current liabilities - Provisions		(152)
Deferred tax assets, Current liabilities - Liabilities and other		(12)
Deferred tax assets, Total	10,733	(333)
Deferred tax assets, Netting of deferred tax assets and liabilities	(333)	333
Deferred tax assets, As recognized on balance sheet	10,400
Deferred tax liabilities, Loss carryforwards
Deferred tax liabilities, Non-current assets - Intangible assets
Deferred tax liabilities, Non-current assets - Tangible assets
Deferred tax liabilities, Non-current assets - Financial assets
Deferred tax liabilities, Current assets - Receivables and other assets
Deferred tax liabilities, Non-current liabilities - Provisions
Deferred tax liabilities, Current liabilities - Provisions
Deferred tax liabilities, Current liabilities - Liabilities and other
Deferred tax liabilities, Total
Deferred tax liabilities, Netting of deferred tax assets and liabilities
Deferred tax liabilities, As recognized on balance sheet